INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Corporate income tax rate			25.00%	26.50%	26.50%
Unrecognized tax benefits that would impact effective tax rate			$ 1,098
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	23.00%	24.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards			95,500
Capital loss carry-forwards			$ 231